Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. GAAP and with the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All significant inter- company transactions and balances between the Company, its subsidiaries and VIE have been eliminated upon consolidation.

Noncontrolling Interest

Haozhen Shandong was jointly established by Hongli Shandong, the Company’s VIE, which holds a 70% ownership interest, and Sungda Tech Co., Ltd., which holds the remaining 30%. As of December 31, 2024, Haozhen had not commenced operations. For the years ended December 31, 2024, 2023, and 2022, there was no income or loss attributable to the noncontrolling interest. Accordingly, noncontrolling interest is not presented as a separate line item in the accompanying consolidated financial statements.

Haozhen Beijing was jointly established by Hongli Shandong and an individual, who holding a 3 % ownership interest in Haozhen Beijing. As of December 31, 2024, Haozhen Beijing had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2024, 2023, and 2022.

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the allowance for doubtful accounts, inventory write-down and reserves, useful lives of property, plant and equipment, intangible assets, valuation allowance of deferred tax assets and share-based compensations. Actual results could differ from those estimates.

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s length transactions unless such representations can be substantiated.

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The consolidated financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows may not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated balance sheets and statements of changes in shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates with any transaction gain and or losses are included in the results of operations as incurred. Gain (loss) from foreign currency transactions recognized and included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2024, 2023 and 2022 amounted to $31,407, $54,076 and $197,000, respectively.

The value of RMB against U.S. Dollar may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s consolidated financial condition in terms of reporting. The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	December 31,	December 31,	December 31,
	2024	2023	2022
1 US$ = RMB
Spot rate	7.2993	7.0999	6.8983
Average rate	7.1957	7.0809	6.7299

Fair Value Measurement

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, and other current assets, accounts payable, short-term bank borrowings and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — Quoted prices in active markets for identical assets and liabilities.

●	Level 2 — Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amounts of its financial assets and liabilities, which primarily include cash and cash equivalents, restricted cash, notes receivable, accounts receivable, net, inventories, net, prepaid expense and other current assets, accounts payables, income tax payable, accrued expenses and other current payables, short-term loans, and current portion of finance lease obligation, to approximate their fair values as of December 31, 2024 and 2023, due to their short-term maturities or because they are recorded at present value.

Earnings (Loss) per Share

Under the provisions of ASC 260, “Earnings Per Share”, basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of ordinary shares outstanding for the periods presented. Diluted income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that would then share in the income of the company, subject to anti- dilution limitations.

	December 31, 2024	December 31, 2023	December 31, 2022
Numerator for earnings (loss) per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$(1,881,635)	$864,722	$2,932,363
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	17,451,865	11,752,180	10,000,000
Per share amount
Per share - basic and diluted	$(0.11)	$0.07	$0.29

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash accounts, interest-bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC.

Restricted Cash

Restricted cash consists of cash deposited with the PRC bank and used as collateral to secure the Company’s note receivable payments. In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires entities to present the aggregate changes in cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, the statement of cash flows will be required to present restricted cash and restricted cash equivalents as a part of the beginning and ending balances of cash and cash equivalents. The Company adopted the updated guidance and presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Company’s consolidated statement of cash flows for the periods presented.

Accounts Receivable, Net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance expected credit losses. ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses to all financial assets held at amortized cost. CECL model requires measurement of the expected credit loss even if that risk of loss is remote. The management believes that historical collection information is a reasonable base on which to determine expected credit losses because the composition of the accounts receivables at the reporting date is consistent with that used in developing the historical credit-loss percentages. That is, the similar risk characteristics of the customers and its payment practices have not changed significantly over time. However, the foreseeable economic conditions will have a significant impact on our collectability of the accounts receivable. The Management believes that the loan prime rate (LPR) is an useful indicator to reflect the future cost of the credit and the trend of economic at the time of reporting. The Company combined treasury bill rate and our historical loss rate to determine the rates of expected estimated credit losses. The accounts receivable sharing similar risk characteristics be pooled when the CECL is calculated.

Inventories, Net

Inventories are stated at the lower of cost or net realizable value. Cost is determined on the weighted average basis. Work-in- progress inventories consist of raw materials, direct labor and overhead associated with the manufacturing process. Finished goods included inventory finished in the Company’s own warehouse and goods in transit, which has not met the criteria of revenue recognition. The Company periodically assesses the recoverability of all inventories to determine whether adjustments are required to record inventories at the lower of cost or net realizable value. Inventories that the Company determines to be obsolete or in excess of forecasted usage are reduced to its estimated realizable value based on assumptions about future demand and market conditions. A write down of potentially obsolete or slow-moving inventory is recorded based on management’s analysis of inventory levels.

Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public offering (“IPO”) of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed. The Company consummated its IPO on March 31, 2023 and the underwriter exercised the over-allocation option on May 2, 2023. The deferred offering costs incurred in connection with the IPO and the underwriter’s option exercised have been charged to additional capital.

Property, Plant and Equipment, Net

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets with a 5% residual value. The estimated useful lives are as follows:

Estimated Useful Life
Buildings	30 years
Machinery equipment	10 years
Vehicles	4 - 5 years
Office equipment	5 years
Tools	3 - 5 years
Electronic devices	3 - 5 years

The cost and related accumulated depreciation and amortization of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances indicate a change in estimates of useful lives.

Intangible Assets, Net

Intangible assets are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets. All land in the PRC is owned by the government; however, the government grants “land use rights.” The Company has obtained rights to use various parcels of land for 46 years. The Company amortizes the cost of the land use rights over their useful life using the straight-line method.

Impairment for Long-Lived Assets

Long-lived assets, including property, plant and equipment and intangible with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. There was no impairment of long-lived assets recognized for the years ended December 31, 2024, 2023 and 2022, respectively.

Lease Commitments

The Company has adopted the new lease standard, ASC 842, Leases (Topic 842) for all periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheets for any new or existing lease arrangements with lease terms of twelve months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The lease term includes optional renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the ROU asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financing transaction. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset. The Company has entered into a sale and leaseback transaction which qualified as failed sale and leaseback transaction as the Company has a purchase obligation to acquire the machinery at the end of the lease term. The asset has been included in the property, plant and equipment, and the amortization is computed based on the shorter of the financing terms or the estimated useful life.

Revenue Recognition

The Company has adopted the new revenue standard, ASC 606, Revenue from Contracts with Customers (Topic 606) for all periods presented. Under ASC 606, the Company recognizes revenue when a customer obtains control of promised goods, in an amount that reflects the consideration which the Company expects to receive in exchange for the goods. To determine revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps: (1) identify the contracts with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when or as the entity satisfies a performance obligation. The Company applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer. Revenue is recognized net of value-added tax.

The Company’s revenue is principally derived from sales of products in domestic and overseas markets. Revenue is recognized at the point in time when the performance obligation has been satisfied and control of the products have been transferred to the customers, which generally occurs upon shipment for overseas customers and acceptance for domestic customers based on the terms of the sales contracts.

Revenue is measured by the transaction price, which is defined as the amount of consideration the Company expects to receive in exchange for selling products to customers. The Company does not offer or agree on terms that result in variable consideration during the periods presented. Amounts billed and due from customers are short term in nature and are classified as receivables since payments are unconditional and only the passage of time is required before payments are due. The Company does not grant payment terms greater than one year. Additionally, the Company does not offer promotional payments, customer coupons, rebates or other cash redemptions offers to its customers.

The Company does not have any contract asset. Contract liabilities are recorded when consideration is received from a customer prior to transferring the control of goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2024 and 2023, the Company recorded contract liabilities, included in accrued expenses and other payables, of $219,933 and $178,135, respectively. The Company recognized $24,484, $45,800 and $124,687 of beginning contract liabilities as revenue for the years ended December 31, 2024, 2023 and 2022, respectively. The Company is expected to recognize the December 31, 2024’s ending contract liabilities of $219,933 in the next twelve months ending December 31, 2025 as revenues.

The Company’s net revenue segregated by geographic regions is as follows:

	For the Years Ending December 31,
	2024	2023	2022
PRC	$12,196,548	$12,117,240	$15,285,549
Overseas	1,909,072	3,880,714	4,997,696
Total	$14,105,620	$15,997,954	$20,283,245

Value Added Tax

Hongli Shandong and its subsidiaries are subject to a VAT of 13% for its business practice. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of the product sold. The Company reports revenue net of PRC’s VAT for all the periods presented on the consolidated statements of operations and comprehensive income.

Cost of Revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists of product costs, including costs of raw material, contract manufacturers for production, shipping and handling costs, manufacturing and tooling equipment depreciation.

Research and Development Expenses

Research and development expenses consist primarily of salary and welfare for research and development personnel, consulting and contractor expenses, testing and tooling materials and other expenses associated with research and development personnel. The Company recognizes research and development expenses as expenses when incurred. Research and development expenses were $818,315, $962,963 and $1,412,355 for the years ended December 31, 2024, 2023 and 2022, respectively.

Sales and Marketing Expenses

Sales and marketing expenses consist primarily of salary and welfare for sales and marketing personnel, promotion and marketing expenses and other expenses associated with sales and marketing personnel. The Company recognized $564,964, $631,361 and $596,620 of sales and marketing expenses for the years ended December 31, 2024, 2023 and 2022, respectively.

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence; it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in the tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of operations and comprehensive income as income tax expense. No such expenses incurred during the years ended December 31, 2024, 2023 and 2022.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year’s presentation. These reclassifications were made to enhance consistency and comparability and had no impact on previously reported results of operations, financial position, or cash flows. For the year ended December 31, 2024, the Company reclassified interest income previously presented separately within other income to be included in “Interest and financing expenses, net” in the consolidated statements of operations and comprehensive income (loss). This reclassification reflects a change in presentation policy to report financing-related income and expenses on a net basis. Prior periods have been reclassified accordingly for comparative purposes, and the reclassification was immaterial.

Government Subsidy

Government grants include cash subsidies as well as other subsidies received from various government agencies by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of income and comprehensive income when the relevant performance criteria specified in the grant are met, for instance, locating contact centers in their jurisdictions or helping local employment needs. The government subsidy granted to the Company was $99,351, $25,919 and $37,740 for the years ended December 31, 2024, 2023 and 2022, respectively and included in other income in the consolidated statements of operations and comprehensive income.

Statutory Reserves

The Company’s PRC subsidiaries are required to make appropriations to certain non-distributable reserve funds.

In accordance with China’s Company Laws, the Company’s PRC subsidiary that are Chinese companies, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after- tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective company’s discretion. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses to increase the registered capital of the respective company. These reserves are not allowed to be transferred out as cash dividends, loans or advances, nor can they be distributed except under liquidation.

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and all changes to the statements of shareholders’ equity, except those due to investments by shareholders, changes in paid-in capital and distributions to shareholders. For the Company, comprehensive income (loss) for the years ended December 31, 2024, 2023 and 2022 consisted of net income (loss) and unrealized gain (loss) from foreign currency translation adjustment.

Segment Reporting

The Company follows the ‘management approach’ in determining its reportable operating segments, as prescribed by ASC 280. Under this approach, the Company’s chief operating decision maker (“CODM”)—identified as the Chief Executive Officer—uses internal financial information to make operating decisions and assess performance.

The CODM reviews revenue information analyzed by customer; however, this information is presented only at the revenue level, without allocation of associated costs or resources. As such, these customer-level views do not constitute separate operating segments under U.S. GAAP. Accordingly, the Company has determined that it operates as a single operating and reportable segment.

Refer to Note 19 – Segment Reporting for additional disclosures related to the segment reporting requirements under ASU 2023-07.

Recently Issued Accounting Pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued and assesses the impacts on the Company’s consolidated financial position and/or results of operations.

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU requires public entities to disclose significant segment expense categories and other information used by the Chief Operating Decision Maker (CODM) in assessing segment performance, even if the entity has only one reportable segment. ASU 2023-07 is effective for the Company’s annual periods beginning January 1, 2024 and for its interim periods beginning January 1, 2025. The Company adopted ASU 2023-07 on January 1, 2024. Adoption of the ASU did not affect the determination of the Company’s operating or reportable segments. However, it resulted in expanded disclosures regarding significant expense categories regularly reviewed by the CODM. These disclosures are included in Note 19 – Segment Reporting to the consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09). The ASU focuses on income tax disclosures around effective tax rates and cash income taxes paid. ASU 2023-09 largely follows the proposed ASU issued earlier in 2023 with several important modifications and clarifications. Key features of ASU 2023-09 include: rate reconciliation disclosures, disaggregate income taxes paid by federal, state, and foreign jurisdictions, and removes the need for certain disclosures previously required. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024 (generally, calendar year 2025) and effective for all other business entities one year later; early adoption is permitted. Entities should adopt this guidance on a prospective basis, though retrospective application is permitted. The adoption of ASU 2023-09 is not expected to have a material impact on the Company’s consolidated financial statements and disclosures.

On November 4, 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE), which requires disaggregated disclosure of income statement expenses for public business entities (PBEs). The DISE does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. DISE is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements and disclosures.

The Company does not believe other recently issued but not yet effective accounting standards would have a material effect on its consolidated financial position, statements of operations and cash flows.